Capital stock	12 Months Ended
Dec. 31, 2025
Issued capital [abstract]
Capital stock
21.
Capital stock
a)
As of December 31, 2025, the Company’s authorized capital was NT$9,700,000 thousand, consisting of 970,000 thousand ordinary shares, and the paid-in capital was NT$7,045,231 thousand with a par value of NT$10 per share, consisting of 704,523 thousand ordinary shares. All proceeds from shares issued have been collected.
b)
As of December 31, 2025, the outstanding ADSs were approximately 3,443,872 units representing 68,877 thousand ordinary shares and each ADS represents 20 ordinary shares of the Company. The major terms and conditions of the ADSs are summarized as follows:
(a)
Voting rights:

ADS holders have no right to directly attend, vote or speak in shareholders’ meetings with respect to the deposited shares. The depository bank shall vote on behalf of ADS holders or provide voting instruction to the designated person of the Company. The depository bank shall vote in the manner as instructed by ADS holders.

(b)
Distribution of dividends:

ADS holders are deemed to have the same rights as holders of ordinary shares with respect to the distribution of dividends.

c)
Movements in the number of the Company’s ordinary shares outstanding are as follows:

	Number of shares (in thousands)
	2024	2025
January 1	727,240	727,240
Purchase of treasury shares	—	(31,822)
Treasury shares transferred to employees	—	4,565
December 31	727,240	699,983
d)
On January 21, 2025, the Company’s Board of Directors approved to repurchase up to 10,000 thousand shares to maintain the Company’s credit and shareholders’ equity. The Company has completed the aforementioned share buyback program during the first quarter of 2025, and the total amount was NT$321,705 thousand. Pursuant to the ROC Securities and Exchange Act, the repurchased shares were approved for cancellation by the Board of Directors on April 15, 2025, with the effective date of capital reduction on May 28, 2025 and the alteration registration was completed on June 11, 2025.
e)
On May 13, 2025, to motivate employee morale and improve operational performance, the Company’s Board of Directors approved to repurchase up to 15,000 thousand shares to transfer to employees. As of the end of the shares repurchase period, the Company has repurchased 9,105 thousand shares and the total amount was NT$256,939 thousand. On November 11, 2025, the Company’s Board of Directors approved to transfer 4,565 thousand shares to employees for subscription, and the transfer was fully completed on November 28, 2025.
f)
On September 2, 2025, the Company’s Board of Directors approved to repurchase up to 15,000 thousand shares to maintain the Company’s credit and shareholders’ equity. As of the end of the shares repurchase period, the Company has repurchased 12,717 thousand shares and the total amount was NT$365,223 thousand. Pursuant to the ROC Securities and Exchange Act, the repurchased shares were approved for cancellation by the Board of Directors on November 11, 2025, with the effective date of capital reduction on November 12, 2025 and the alteration registration was completed on December 1, 2025.
g)
Treasury shares
(a)
Reason for share reacquisition and movements in the number of the Company’s treasury shares are as follows (As of December 31, 2024: None):

December 31, 2025
Name of company holding the shares	Reason for reacquisition	Number of shares	Carrying amount
		In thousands	NT$000
The Company	Maintain the Company’s credit and shareholders’ equity	22,717 (cancelled)	—
The Company	Transfer to employees	4,540	128,115
(b)
Pursuant to the ROC Securities and Exchange Act, the number of shares bought back as treasury shares should not exceed 10% of the number of the Company’s issued shares and the amount bought back should not exceed the sum of retained earnings, paid-in capital in excess of par value and realized capital surplus.
(c)
Pursuant to the ROC Securities and Exchange Act, treasury shares should not be pledged as collateral and is not entitled to dividends before it is reissued.
(d)
Pursuant to the ROC Securities and Exchange Act, shares repurchased for transferring to employees should be reissued to the employees within 5 years from the repurchase date and shares not reissued within the 5-year period should be retired. Treasury shares to maintain the Company’s credit and the shareholders’ equity should be retired within 6 months of acquisition.